Business and Summary of Significant Accounting Policies (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Market value of stock on measurement date	$ 0.33	$ 0.48
Risk-free interest rate		0.04%
Dividend yield	0.00%	0.00%
Volatility factor		151.00%
Term		3 months 29 days
At issuance [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Market value of stock on measurement date		$ 0.55
Risk-free interest rate		0.11%
Dividend yield		0.00%
Volatility factor		64.00%
Term		1 year
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield	0.05%
Volatility factor	81.00%
Term	29 days
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield	0.26%
Volatility factor	128.00%
Term	9 months 11 days